Retrospective Application of Accounting Standard	12 Months Ended
Dec. 31, 2012
Retrospective Application of Accounting Standard
Retrospective Application of Accounting Standard

Note 3—Retrospective Application of Accounting Standard

        In June 2011, the FASB amended its guidance on the presentation of comprehensive income (loss). Under the amended guidance, an entity has the option to present comprehensive income (loss) in either one or two consecutive financial statements. The Company decided to present comprehensive income (loss) in two consecutive financial statements. The amendment became effective retrospectively for the Company's interim period ended March 31, 2012.

     In December 2011, the FASB issued additional guidance related to the presentation of other comprehensive income. This guidance is intended to allow the FASB time to reconsider whether it is necessary to require entities to present the effects of reclassifications out of accumulated other comprehensive income in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This guidance defers the effective date of only those provisions in the other comprehensive income guidance that relate to the presentation of reclassification adjustments out of other comprehensive income and reinstates the previous requirements to present reclassification adjustments either on the face of the statement in which other comprehensive income is reported or to disclose them in a note to the financial statements. The amendments in this new guidance became effective at the same time as the amendments in the other comprehensive income guidance explained above. The Company's adoption of this standard did not have a material impact on the Company's financial position, results of operations or cash flows.

        Effective January 1, 2013, the Company became a non-accelerated filer and is required to provide balance sheets as of the two most recent fiscal years and statements of operations, statements of comprehensive income (loss), statements of stockholders' equity and statements of cash flows for the three most recent fiscal years. Prior to January 1, 2013, the Company was a "smaller reporting company." As such, the Company is revising its financial statements and other information included in the Annual Report on Form 10-K for the year ended December 31, 2012 (the "2012 Form 10-K") to provide statements of operations, statements of comprehensive income (loss), statements of stockholders' equity and statements of cash flows for the fiscal year ended December 31, 2010 and these retrospectively applied changes in accounting principles or basis of presentation for such fiscal year.